Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	Emerald Expositions Events, Inc.
Entity Central Index Key	0001579214
Entity Filer Category	Non-accelerated Filer